Financial Expenses (Income), Net	12 Months Ended
Dec. 31, 2023
Financial Expenses (Income), Net [Abstract]
FINANCIAL EXPENSES (INCOME), NET

NOTE 17:- FINANCIAL EXPENSES (INCOME), NET

	Year ended December 31,
	2023	2022	2021

Interest on bank deposits	$(251,724)	$92,768	$-

Bank charges	12,254	23,156	80,686

Warrants remeasurement	-	60,454	77,551

Remeasurement of the Investment	91,305

Foreign currency differences, net	(71,841)	13,653	93,086

	$(220,006)	$4,495	$251,323